(Loss)/Earning Per Share (Tables)	9 Months Ended
Sep. 30, 2021
Earnings Per Share [Abstract]
Schedule of (Losses) Earnings Per Share
The components of the numerator for the calculation of basic and diluted EPS are as follows:

(in thousands of $)	Nine months ended September 30,
	2021	2020
Net loss from continuing operations - basic and diluted	(162,205)	(101,214)
Net income/(loss) from discontinued operations - basic and diluted	568,047	(180,469)

The components of the denominator for the calculation of basic EPS are as follows:

(in thousands of $)	Nine months ended September 30,
	2021	2020
Weighted average number of common shares outstanding	108,204	95,630

EPS are as follows:

	Nine months ended September 30,
	2021	2020
Basic and diluted EPS from continuing operations	$(1.50)	$(1.06)
Basic and diluted EPS from discontinued operations	$5.25	$(1.89)